Impact of change in accounting policies	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Impact fo change in accounting policy
Impact of change in accounting policies
The Company adopted ASC 606, ‘Revenue from Contracts with Customers’, with a date of initial application of January 1, 2018. The revenue recognition accounting policy applied in preparation of the results for the three and six months ended June 30, 2018 therefore reflect application of ASC 606. ICON has elected to adopt the standard using the cumulative effect transition method. Under this transition method, ICON has applied the new standard as at the date of initial application (i.e. January 1, 2018), without restatement of comparative amounts. The cumulative effect of initially applying the new standard (to revenue, costs and tax) is recorded as an adjustment to the opening balance of equity at the date of initial application. The comparative information has not been adjusted and therefore continues to be reported under ASC 605, ‘Revenue Recognition’.
The new standard requires application of five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies the performance obligation.
The most significant impact of application of the standard relates to our assessment of performance and percentage of completion in respect of our clinical trial service revenue. Prior to application of ASC 606, the revenue attributable to performance was determined based on both input and output methods of measurement. We have concluded that under the new standard, a clinical trial service is a single performance obligation satisfied over time i.e. the full full service obligation in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Promises offered to the customer are not distinct within the context of the contract. We have concluded that ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research project. The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through/ reimbursable expenses) adjusted to reflect a realizable contract value. Revenue is recognized as the single performance obligation is satisfied. The progress towards completion for clinical service contracts is measured therefore based on on an input measure being total project costs (inclusive of third party costs) at each reporting period.
The tables on the pages following summarize the impact of adopting ASC 606 on the consolidated financial statements for the three and six months ended June 30, 2018.

ICON plc
CONDENSED CONSOLIDATED BALANCE SHEETS
AS AT JUNE 30, 2018 (UNAUDITED)

	June 30, 2018
	As reported	Adjustments	Balance without adoption of Topic 606
ASSETS	(in thousands)
Current Assets:
Cash and cash equivalents	$289,219	$—	$289,219
Short term investments - available for sale	83,777	—	83,777
Accounts receivable, net	404,572	—	404,572
Unbilled revenue	274,501	44,829	319,330
Other receivables	48,068	(12,330)	35,738
Prepayments and other current assets	24,038	—	24,038
Income taxes receivable	24,475	—	24,475
Total current assets	1,148,650	32,499	1,181,149

Other Assets:
Property, plant and equipment, net	155,020	—	155,020
Goodwill	759,137	—	759,137
Other non-current assets	15,715	—	15,715
Non-current income taxes receivable	18,180	—	18,180
Non-current deferred tax asset	17,420	(6,276)	11,144
Intangible assets	60,374	—	60,374
Total Assets	$2,174,496	$26,223	$2,200,719
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$15,123	$—	$15,123
Payments on account	326,741	(25,100)	301,641
Other liabilities	192,339	—	192,339
Income taxes payable	14,049	885	14,934
Total current liabilities	548,252	(24,215)	524,037
Other Liabilities:
Non-current bank credit lines and loan facilities	349,074	—	349,074
Non-current other liabilities	16,179	—	16,179
Non-current government grants	908	—	908
Non-current income taxes payable	13,622	—	13,622
Non-current deferred tax liability	7,713	—	7,713
Commitments and contingencies	—	—	—
Total Liabilities	935,748	(24,215)	911,533
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized,
54,327,869 shares issued and outstanding at June 30, 2018 and
54,081,601 shares issued and outstanding at December 31, 2017	4,684	—	4,684
Additional paid‑in capital	508,195	—	508,195
Other undenominated capital	945	—	945
Accumulated other comprehensive income	(65,522)	—	(65,522)
Retained earnings	790,446	50,438	840,884
Total Shareholders' Equity	1,238,748	50,438	1,289,186
Total Liabilities and Shareholders' Equity	$2,174,496	$26,223	$2,200,719

ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2018
UNAUDITED)

	Three Months Ended			Six Months Ended
	June 30, 2018	June 30, 2018	June 30, 2018	June 30, 2018	June 30, 2018	June 30, 2018
	As reported	Adjustments	Balance without adoption of Topic 606	As reported	Adjustments	Balance without adoption of Topic 606
	(in thousands except share and per share data)			(in thousands except share and per share data)
Revenue:
Revenue	$641,610	$1,614	$643,224	$1,261,735	$2,845	$1,264,580
Reimbursable expenses	—	(169,313)	$(169,313)	—	(328,066)	$(328,066)

		(167,699)	473,911		(325,221)	936,514

Costs and expenses:
Direct costs
- Reimbursable expenses	169,313	(169,313)	—	328,066	(328,066)	—
- Other direct costs	279,913	—	279,913	551,752	—	551,752
Selling, general and administrative expense	80,936	62	80,998	161,851	222	162,073
Depreciation and amortization	17,046	—	17,046	33,944	—	33,944
Restructuring	12,490	—	12,490	12,490	—	12,490

Total costs and expenses	559,698	(169,251)	390,447	1,088,103	(327,844)	760,259

Income from operations	81,912	1,552	83,464	173,632	2,623	176,255
Interest income	1,017	—	1,017	1,840	—	1,840
Interest expense	(3,302)	—	(3,302)	(7,097)	—	(7,097)

Income before provision for income taxes	79,627	1,552	81,179	168,375	2,623	170,998
Provision for income taxes	(7,759)	(155)	(7,914)	(18,409)	(289)	(18,698)

Net income	$71,868	$1,397	$73,265	$149,966	$2,334	$152,300
ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	Six Months Ended
	June 30, 2018
	As Reported	Adjustments	Balance without adoption of Topic 606
	(in thousands)
Cash flows from operating activities:
Net income	$149,966	$2,334	$152,300
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	2	—	2
Depreciation expense	23,779	—	23,779
Amortization of intangibles	10,165	—	10,165
Amortization of government grants	(24)	—	(24)
Interest on short term investments	(712)	—	(712)
Stock compensation expense	16,430	—	16,430
Amortization of gain on interest rate hedge	(463)	—	(463)
Amortization of financing costs	530	—	530
Deferred taxes	(2,745)	6,276	3,531
Changes in assets and liabilities:
Increase in accounts receivable	(26,685)	—	(26,685)
Increase in unbilled revenue	(51,052)	3,275	(47,777)
(Increase)/decrease in other receivables	(5,082)	12,330	7,248
Decrease in prepayments and other current assets	9,777	—	9,777
Increase in other non-current assets	(338)	—	(338)
Increase in payments on account	2,616	(25,100)	(22,484)
Decrease in other current liabilities	(38,547)	—	(38,547)
Decrease in other non-current liabilities	(1,083)	—	(1,083)
Decrease in income taxes payable	(3,622)	885	(2,737)
Decrease in accounts payable	(3,241)	—	(3,241)
Net cash provided by operating activities	79,671	—	79,671
Cash flows from investing activities:
Purchase of property, plant and equipment	(17,219)	—	(17,219)
Purchase of subsidiary undertakings	(1,645)	—	(1,645)
Purchase of short term investments	(55,608)	—	(55,608)
Sale of short term investments	49,708	—	49,708
Net cash used in investing activities	(24,764)	—	(24,764)
Cash flows from financing activities:
Financing costs	(823)	—	(823)
Proceeds from exercise of equity compensation	10,334	—	10,334
Share issue costs	(9)	—	(9)
Repurchase of ordinary shares	(54,172)	—	(54,172)
Share repurchase costs	(44)	—	(44)
Net cash used in financing activities	(44,714)	—	(44,714)
Effect of exchange rate movements on cash	(3,833)		(3,833)
Net increase in cash and cash equivalents	6,360	—	6,360
Cash and cash equivalents at beginning of period	282,859		282,859
Cash and cash equivalents at end of period	$289,219	$—	$289,219
ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME
(UNAUDITED)

	Shares	Amount	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total
	(dollars in thousands, except share data)
Balance at December 31, 2017	54,081,601	$4,664	$481,337	$912	$(38,713)	$742,800	$1,191,000

Comprehensive income:
Net income (as reported)	—	—	—	—	—	149,966	149,966
Impact of change in accounting policy	—	—	—	—	—	2,334	2,334
Currency translation adjustment	—	—	—	—	(20,813)		(20,813)
Currency impact of long term funding	—	—	—	—	(3,055)	—	(3,055)
Tax on currency impact of long term funding	—	—	—	—	—	—	—
Unrealized capital gain – investments	—	—	—	—	(423)	—	(423)
Amortization of interest rate hedge	—	—	—	—	(463)	—	(463)
Fair value of cash flow hedge	—	—	—	—	(2,055)	—	(2,055)

Total comprehensive income	—	—	—	—	(26,809)	152,300	125,491

Exercise of share options	226,888	17	10,284	—	—	—	10,301
Issue of restricted share units	483,435	36	—	—	—	—	36
Non-cash stock compensation expense	—	—	16,583	—	—	—	16,583
Share issuance costs	—	—	(9)	—	—	—	(9)
Share repurchase program	(464,055)	(33)	—	33	—	(54,172)	(54,172)
Share repurchase costs	—	—	—	—	—	(44)	(44)

Balance at June 30, 2018 (without the adoption of ASC 606)	54,327,869	$4,684	$508,195	$945	$(65,522)	$840,884	$1,289,186